Share Capital (Stock Options) (Details)	12 Months Ended
	Dec. 31, 2022 shares $ / shares	Dec. 31, 2021 shares $ / shares
Disclosure of share capital, reserves and other equity interest [Abstract]
Number of options outstanding | shares	4,601,726	3,476,579
Granted | shares	634,727	1,165,147
Exercised | shares	(1,198,125)	(40,000)
Expired | shares	(113,477)
Number of options outstanding | shares	3,924,851	4,601,726
Weighted average exercise price of share options outstanding (CAD$)	$ 7.47	$ 6.80
Weighted average exercise price of share options granted (CAD$)	9.53	9.38
Weighted average exercise price of share options exercised (CAD$)	5.89	5.16
Weighted average exercise price of share options expired (CAD$)	6.68
Weighted average exercise price of share options outstanding (CAD$)	8.32	7.47
Weighted average share price for share options in share-based payment arrangement exercised during period at date of exercise	$ 11.98	$ 10.94